Property and Equipment (Details) - USD ($)	May 31, 2017	May 31, 2016
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (772)
Fixed assets, net	14,953	500
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	500	500
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 15,225